CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (Parenthetical) (ADS)	0 Months Ended	12 Months Ended
	Nov. 18, 2014	Dec. 31, 2014
ADS
Number of Class A common shares per ADS	2	2